Shareholder Report	12 Months Ended	120 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB SUSTAINABLE INTERNATIONAL THEMATIC FUND INC
Entity Central Index Key	0000920701
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000027972
Shareholder Report [Line Items]
Fund Name	AB Sustainable International Thematic Fund
Class Name	Class A
Trading Symbol	AWPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable International Thematic Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWPAX-A. You can also request this information by contacting us at (800) 227 4618 .
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AWPAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	1.03%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended June 30, 2024, the Fund underperformed the benchmark before sales charges. Security selection drove underperformance relative to the benchmark, while sector allocation contributed. Security selection within financials and technology detracted most, while selection within materials added to returns. Regarding sector allocation, an overweight to technology and an underweight to consumer discretionary helped offset losses from an overweight to consumer staples and an underweight to energy. Country allocation (a result of bottom-up security analysis based on fundamental research) was positive. An overweight to the US contributed and offset losses from an underweight to Japan. From a theme perspective, Health, Climate and Empowerment detracted from performance.

During the 12-month period, the Fund used derivatives in the form of currency forwards for hedging purposes, which detracted from absolute returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI ACWI ex USA (net)
06/14	$9,572	$10,000
06/15	$9,306	$9,474
06/16	$8,529	$8,504
06/17	$9,944	$10,243
06/18	$10,414	$10,988
06/19	$10,520	$11,130
06/20	$11,487	$10,596
06/21	$15,484	$14,380
06/22	$11,485	$11,588
06/23	$12,855	$13,061
06/24	$13,437	$14,579

Average Annual Return [Table Text Block]
Class Name	1 Year	5 Years	10 Years
Class A (without sales charges)	4.53%	5.02%	3.45%
Class A (with sales charges)	0.11%	4.11%	3.00%
MSCI ACWI ex USA (net)	11.62%	5.55%	3.84%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/AWPAX-A for the most recent performance information.

AssetsNet	$ 943,513,470	$ 943,513,470
Holdings Count | Holding	50	50
Advisory Fees Paid, Amount	$ 5,424,989
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$943,513,470 # of Portfolio Holdings50 Portfolio Turnover Rate36% Total Advisory Fees Paid$5,424,989
Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	30.6%
Financials	21.0%
Health Care	17.4%
Industrials	12.3%
Consumer Staples	10.2%
Consumer Discretionary	3.3%
Energy	0.8%
Short-Term Investments	4.3%
Other Assets less Liabilities	0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$43,522,981	4.6%
Halma PLC	$37,804,158	4.0%
ASML Holding NV	$36,026,510	3.8%
Unilever PLC	$33,023,361	3.5%
Veralto Corp.	$32,673,080	3.5%
NXP Semiconductors NV	$31,949,863	3.4%
Autoliv, Inc.	$31,123,391	3.3%
Danone SA	$29,400,816	3.1%
MediaTek, Inc.	$28,295,942	3.0%
ICON PLC	$28,084,718	3.0%
	$331,904,820	35.2%

Material Fund Change [Text Block]
C000027975
Shareholder Report [Line Items]
Fund Name	AB Sustainable International Thematic Fund
Class Name	Advisor Class
Trading Symbol	AWPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable International Thematic Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWPYX-A. You can also request this information by contacting us at (800) 227 4618 .
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AWPYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$80	0.78%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended June 30, 2024, the Fund underperformed the benchmark before sales charges. Security selection drove underperformance relative to the benchmark, while sector allocation contributed. Security selection within financials and technology detracted most, while selection within materials added to returns. Regarding sector allocation, an overweight to technology and an underweight to consumer discretionary helped offset losses from an overweight to consumer staples and an underweight to energy. Country allocation (a result of bottom-up security analysis based on fundamental research) was positive. An overweight to the US contributed and offset losses from an underweight to Japan. From a theme perspective, Health, Climate and Empowerment detracted from performance.

During the 12-month period, the Fund used derivatives in the form of currency forwards for hedging purposes, which detracted from absolute returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Advisor Class	MSCI ACWI ex USA (net)
06/14	$10,000	$10,000
06/15	$9,748	$9,474
06/16	$8,957	$8,504
06/17	$10,466	$10,243
06/18	$10,987	$10,988
06/19	$11,127	$11,130
06/20	$12,184	$10,596
06/21	$16,465	$14,380
06/22	$12,244	$11,588
06/23	$13,739	$13,061
06/24	$14,395	$14,579

Average Annual Return [Table Text Block]
Class Name	1 Year	5 Years	10 Years
Advisor Class (without sales charges)	4.78%	5.28%	3.71%
Advisor Class (with sales charges)	4.78%	5.28%	3.71%
MSCI ACWI ex USA (net)	11.62%	5.55%	3.84%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/AWPYX-A for the most recent performance information.

AssetsNet	$ 943,513,470	$ 943,513,470
Holdings Count | Holding	50	50
Advisory Fees Paid, Amount	$ 5,424,989
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$943,513,470 # of Portfolio Holdings50 Portfolio Turnover Rate36% Total Advisory Fees Paid$5,424,989
Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	30.6%
Financials	21.0%
Health Care	17.4%
Industrials	12.3%
Consumer Staples	10.2%
Consumer Discretionary	3.3%
Energy	0.8%
Short-Term Investments	4.3%
Other Assets less Liabilities	0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$43,522,981	4.6%
Halma PLC	$37,804,158	4.0%
ASML Holding NV	$36,026,510	3.8%
Unilever PLC	$33,023,361	3.5%
Veralto Corp.	$32,673,080	3.5%
NXP Semiconductors NV	$31,949,863	3.4%
Autoliv, Inc.	$31,123,391	3.3%
Danone SA	$29,400,816	3.1%
MediaTek, Inc.	$28,295,942	3.0%
ICON PLC	$28,084,718	3.0%
	$331,904,820	35.2%

Material Fund Change [Text Block]
C000230902
Shareholder Report [Line Items]
Fund Name	AB Sustainable International Thematic Fund
Class Name	Class Z
Trading Symbol	AWPZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable International Thematic Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWPZX-A. You can also request this information by contacting us at (800) 227 4618 .
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AWPZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$78	0.76%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended June 30, 2024, the Fund underperformed the benchmark before sales charges. Security selection drove underperformance relative to the benchmark, while sector allocation contributed. Security selection within financials and technology detracted most, while selection within materials added to returns. Regarding sector allocation, an overweight to technology and an underweight to consumer discretionary helped offset losses from an overweight to consumer staples and an underweight to energy. Country allocation (a result of bottom-up security analysis based on fundamental research) was positive. An overweight to the US contributed and offset losses from an underweight to Japan. From a theme perspective, Health, Climate and Empowerment detracted from performance.

During the 12-month period, the Fund used derivatives in the form of currency forwards for hedging purposes, which detracted from absolute returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class Z	MSCI ACWI ex USA (net)
07/21	$10,000	$10,000
06/22	$7,394	$8,203
06/23	$8,301	$9,246
06/24	$8,702	$10,320

Average Annual Return [Table Text Block]
Class Name	1 Year	Since Inception 7/27/2021
Class Z (without sales charges)	4.83%	- 4.64%
Class Z (with sales charges)	4.83%	- 4.64%
MSCI ACWI ex USA (net)	11.62%	1.08%

Performance Inception Date		Jul. 27, 2021
No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/AWPZX-A for the most recent performance information.

AssetsNet	$ 943,513,470	$ 943,513,470
Holdings Count | Holding	50	50
Advisory Fees Paid, Amount	$ 5,424,989
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$943,513,470 # of Portfolio Holdings50 Portfolio Turnover Rate36% Total Advisory Fees Paid$5,424,989
Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	30.6%
Financials	21.0%
Health Care	17.4%
Industrials	12.3%
Consumer Staples	10.2%
Consumer Discretionary	3.3%
Energy	0.8%
Short-Term Investments	4.3%
Other Assets less Liabilities	0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$43,522,981	4.6%
Halma PLC	$37,804,158	4.0%
ASML Holding NV	$36,026,510	3.8%
Unilever PLC	$33,023,361	3.5%
Veralto Corp.	$32,673,080	3.5%
NXP Semiconductors NV	$31,949,863	3.4%
Autoliv, Inc.	$31,123,391	3.3%
Danone SA	$29,400,816	3.1%
MediaTek, Inc.	$28,295,942	3.0%
ICON PLC	$28,084,718	3.0%
	$331,904,820	35.2%

Material Fund Change [Text Block]
C000027978
Shareholder Report [Line Items]
Fund Name	AB Sustainable International Thematic Fund
Class Name	Class I
Trading Symbol	AWPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable International Thematic Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWPIX-A. You can also request this information by contacting us at (800) 227 4618 .
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AWPIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended June 30, 2024, the Fund underperformed the benchmark before sales charges. Security selection drove underperformance relative to the benchmark, while sector allocation contributed. Security selection within financials and technology detracted most, while selection within materials added to returns. Regarding sector allocation, an overweight to technology and an underweight to consumer discretionary helped offset losses from an overweight to consumer staples and an underweight to energy. Country allocation (a result of bottom-up security analysis based on fundamental research) was positive. An overweight to the US contributed and offset losses from an underweight to Japan. From a theme perspective, Health, Climate and Empowerment detracted from performance.

During the 12-month period, the Fund used derivatives in the form of currency forwards for hedging purposes, which detracted from absolute returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	MSCI ACWI ex USA (net)
06/14	$10,000	$10,000
06/15	$9,769	$9,474
06/16	$8,994	$8,504
06/17	$10,519	$10,243
06/18	$11,058	$10,988
06/19	$11,213	$11,130
06/20	$12,275	$10,596
06/21	$16,586	$14,380
06/22	$12,321	$11,588
06/23	$13,827	$13,061
06/24	$14,477	$14,579

Average Annual Return [Table Text Block]
Class Name	1 Year	5 Years	10 Years
Class I (without sales charges)	4.70%	5.24%	3.77%
Class I (with sales charges)	4.70%	5.24%	3.77%
MSCI ACWI ex USA (net)	11.62%	5.55%	3.84%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/AWPIX-A for the most recent performance information.

AssetsNet	$ 943,513,470	$ 943,513,470
Holdings Count | Holding	50	50
Advisory Fees Paid, Amount	$ 5,424,989
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$943,513,470 # of Portfolio Holdings50 Portfolio Turnover Rate36% Total Advisory Fees Paid$5,424,989
Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	30.6%
Financials	21.0%
Health Care	17.4%
Industrials	12.3%
Consumer Staples	10.2%
Consumer Discretionary	3.3%
Energy	0.8%
Short-Term Investments	4.3%
Other Assets less Liabilities	0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$43,522,981	4.6%
Halma PLC	$37,804,158	4.0%
ASML Holding NV	$36,026,510	3.8%
Unilever PLC	$33,023,361	3.5%
Veralto Corp.	$32,673,080	3.5%
NXP Semiconductors NV	$31,949,863	3.4%
Autoliv, Inc.	$31,123,391	3.3%
Danone SA	$29,400,816	3.1%
MediaTek, Inc.	$28,295,942	3.0%
ICON PLC	$28,084,718	3.0%
	$331,904,820	35.2%

Material Fund Change [Text Block]
C000027974
Shareholder Report [Line Items]
Fund Name	AB Sustainable International Thematic Fund
Class Name	Class C
Trading Symbol	AWPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable International Thematic Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWPCX-A. You can also request this information by contacting us at (800) 227 4618 .
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AWPCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$182	1.79%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended June 30, 2024, the Fund underperformed the benchmark before sales charges. Security selection drove underperformance relative to the benchmark, while sector allocation contributed. Security selection within financials and technology detracted most, while selection within materials added to returns. Regarding sector allocation, an overweight to technology and an underweight to consumer discretionary helped offset losses from an overweight to consumer staples and an underweight to energy. Country allocation (a result of bottom-up security analysis based on fundamental research) was positive. An overweight to the US contributed and offset losses from an underweight to Japan. From a theme perspective, Health, Climate and Empowerment detracted from performance.

During the 12-month period, the Fund used derivatives in the form of currency forwards for hedging purposes, which detracted from absolute returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	MSCI ACWI ex USA (net)
06/14	$10,000	$10,000
06/15	$9,647	$9,474
06/16	$8,776	$8,504
06/17	$10,154	$10,243
06/18	$10,551	$10,988
06/19	$10,585	$11,130
06/20	$11,467	$10,596
06/21	$15,340	$14,380
06/22	$11,292	$11,588
06/23	$12,545	$13,061
06/24	$13,012	$14,579

Average Annual Return [Table Text Block]
Class Name	1 Year	5 Years	10 Years
Class C (without sales charges)	3.72%	4.22%	2.67%
Class C (with sales charges)	2.72%	4.22%	2.67%
MSCI ACWI ex USA (net)	11.62%	5.55%	3.84%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/AWPCX-A for the most recent performance information.

AssetsNet	$ 943,513,470	$ 943,513,470
Holdings Count | Holding	50	50
Advisory Fees Paid, Amount	$ 5,424,989
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$943,513,470 # of Portfolio Holdings50 Portfolio Turnover Rate36% Total Advisory Fees Paid$5,424,989
Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	30.6%
Financials	21.0%
Health Care	17.4%
Industrials	12.3%
Consumer Staples	10.2%
Consumer Discretionary	3.3%
Energy	0.8%
Short-Term Investments	4.3%
Other Assets less Liabilities	0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$43,522,981	4.6%
Halma PLC	$37,804,158	4.0%
ASML Holding NV	$36,026,510	3.8%
Unilever PLC	$33,023,361	3.5%
Veralto Corp.	$32,673,080	3.5%
NXP Semiconductors NV	$31,949,863	3.4%
Autoliv, Inc.	$31,123,391	3.3%
Danone SA	$29,400,816	3.1%
MediaTek, Inc.	$28,295,942	3.0%
ICON PLC	$28,084,718	3.0%
	$331,904,820	35.2%

Material Fund Change [Text Block]